CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF CASH AND CASH EQUIVALENTS	For the purpose of the consolidated statements of cash flows, cash and cash equivalents comprise the following:
	2021	2022
	S$	S$
Cash at banks	2,512,768	1,579,718